Consolidated statements of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net loss	$ (14,810)	$ (33,539)	$ (36,061)
Marketable securities:
Unrealized gain	158	59
Derivatives:
Unrealized gain (loss)	1,403	1,038	(925)
Amounts reclassified from accumulated other comprehensive income (loss)	(1,267)	(261)	327
Other comprehensive income (loss)	294	836	(598)
Comprehensive loss	$ (14,516)	$ (32,703)	$ (36,659)